SHARE CAPITAL	12 Months Ended
Jun. 30, 2023
SHARE CAPITAL [Abstract]
SHARE CAPITAL

3.	SHARE CAPITAL

Ordinary share capital: shares of €1 each	2023 Number	2023 €	2022 Number	2022 €	2021 Number	2021 €
Shares on issue	25,000	25,000	100	100	100	100
Receivables from Officers	-	(25,000)	-	(100)	-	(100)
At 30 June 2023 (and 30 June 2022 and 30 June 2021)	25,000	-	100	-	100	-

The Company issued 24,900 ordinary shares of €1 each on March 31, 2023, in addition to the 100 ordinary shares of €1 each issued at the date of the Company’s incorporation, resulting in Receivables from Officers of €25,000 and Ordinary Share Capital of €25,000 at 30 June 2023 (2022 and 2021: €100).

The ordinary shares include the following rights: to attend any general meeting of the Company and to exercise one vote per ordinary share held at any general meeting of the Company; to participate pro rata in all dividends declared by the Company; and, in the event of the Company’s winding up, to participate pro rata in the total assets of the Company.

As outlined in note 6 to these financial statements the Company repurchased the issued share capital subsequent to the year end.